UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02383

AB BOND FUND, INC.

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East

New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2026

Date of reporting period: April 30, 2026

ITEM 1. REPORTS TO STOCKHOLDERS.

Class A:STHAX

April 30, 2026

SCAN ME

Please scan QR code for Fund Information

AB Sustainable Thematic Credit Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Sustainable Thematic Credit Portfolio (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/STHAX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$42	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$284,896,602
# of Portfolio Holdings	275
Portfolio Turnover Rate	68%
Total Advisory Fees Paid (Net)	$621,161

Class A:STHAX

1

Graphical Representation of Holdings

Security Type Breakdown (% of Net Assets)

Table Summary
Corporates - Investment Grade	95.0%
Corporates - Non-Investment Grade	1.2%
Supranationals	0.6%
Governments - Sovereign Bonds	0.4%
Emerging Markets - Corporate Bonds	0.1%
Local Governments - US Municipal Bonds	0.0%
Short-Term Investments	1.0%
Other assets less liabilities	1.7%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	68.2%
United Kingdom	7.7%
France	3.5%
Germany	2.7%
Spain	2.4%
Italy	2.4%
Canada	2.2%
Japan	2.2%
Switzerland	1.5%
Netherlands	1.2%
Portugal	0.7%
Chile	0.6%
Sweden	0.3%
Others	1.7%
Short-Term Investments	1.0%
Other assets less liabilities	1.7%
Total	100.0%

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/STHAX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

STC-A-0154-0426

Class A:STHAX

2

Advisor Class:STHYX

April 30, 2026

SCAN ME

Please scan QR code for Fund Information

AB Sustainable Thematic Credit Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Sustainable Thematic Credit Portfolio (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/STHYX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$30	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$284,896,602
# of Portfolio Holdings	275
Portfolio Turnover Rate	68%
Total Advisory Fees Paid (Net)	$621,161

Advisor Class:STHYX

1

Graphical Representation of Holdings

Security Type Breakdown (% of Net Assets)

Table Summary
Corporates - Investment Grade	95.0%
Corporates - Non-Investment Grade	1.2%
Supranationals	0.6%
Governments - Sovereign Bonds	0.4%
Emerging Markets - Corporate Bonds	0.1%
Local Governments - US Municipal Bonds	0.0%
Short-Term Investments	1.0%
Other assets less liabilities	1.7%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	68.2%
United Kingdom	7.7%
France	3.5%
Germany	2.7%
Spain	2.4%
Italy	2.4%
Canada	2.2%
Japan	2.2%
Switzerland	1.5%
Netherlands	1.2%
Portugal	0.7%
Chile	0.6%
Sweden	0.3%
Others	1.7%
Short-Term Investments	1.0%
Other assets less liabilities	1.7%
Total	100.0%

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/STHYX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

STC-ADV-0154-0426

Advisor Class:STHYX

2

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.	INVESTMENTS.

Please see Schedule of Investments contained in the Financial Statements included under Item 7 of this Form N-CSR.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

April 30, 2026

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB SUSTAINABLE THEMATIC CREDIT PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

April 30, 2026 (unaudited)

		Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADE – 95.0%
Industrial – 49.2%
Basic – 1.5%
Inversiones CMPC SA 3.85%, 01/13/2030(a)	U.S.$	705	$663,659
Nutrien Ltd. 4.90%, 03/27/2028		1,799	1,813,775
SNF Group SACA 3.375%, 03/15/2030(a)		293	273,288
5.63%, 03/31/2031(a)		769	778,178
Sociedad Quimica y Minera de Chile SA 6.50%, 11/07/2033(a)		536	577,411

			4,106,311

Capital Goods – 4.7%
Eaton Capital ULC 4.45%, 05/09/2030		1,828	1,825,927
John Deere Capital Corp. 3.35%, 04/18/2029		1,929	1,881,639
Series I 4.125%, 01/18/2029		575	573,873
Parker-Hannifin Corp. 3.25%, 06/14/2029		999	965,737
4.50%, 09/15/2029		596	598,713
Republic Services, Inc. 3.95%, 05/15/2028		1,396	1,388,411
4.875%, 04/01/2029		1,793	1,819,352
Westinghouse Air Brake Technologies Corp. 4.70%, 09/15/2028(b)		1,862	1,868,033
Xylem, Inc./NY 1.95%, 01/30/2028		2,411	2,318,290

			13,239,975

Communications - Media – 2.9%
Beignet Investor LLC 6.58%, 05/30/2049(a)		1,785	1,847,028
Charter Communications Operating LLC/Charter Communications Operating Capital 6.83%, 10/23/2055		630	590,649
Comcast Corp. 5.50%, 05/15/2064		2,070	1,803,229
Time Warner Cable Enterprises LLC 8.375%, 07/15/2033		1,337	1,514,221
Time Warner Cable LLC 4.50%, 09/15/2042		1,173	882,518
6.75%, 06/15/2039		1,728	1,712,088

			8,349,733

ABFunds.com	AB Sustainable Thematic Credit Portfolio 1

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Communications - Telecommunications – 1.1%
HUT 8 DC LLC 6.19%, 11/15/2042(a)	U.S.$	616	$622,351
TELUS Corp. 3.40%, 05/13/2032		2,044	1,861,469
7.00%, 10/15/2055		630	652,065

			3,135,885

Consumer Cyclical - Automotive – 7.2%
American Honda Finance Corp. 4.90%, 03/13/2029		149	150,027
5.15%, 07/09/2032		99	99,268
5.20%, 03/05/2035		894	885,173
Series G 4.45%, 10/22/2027		582	581,748
4.90%, 01/10/2034		1,994	1,952,196
Ford Motor Co. 3.25%, 02/12/2032		2,171	1,904,774
6.10%, 08/19/2032		1,773	1,805,856
Ford Motor Credit Co. LLC 6.53%, 03/19/2032		679	702,681
7.12%, 11/07/2033		391	414,762
7.35%, 03/06/2030		616	652,220
General Motors Co. 5.60%, 10/15/2032		82	84,147
General Motors Financial Co., Inc. 2.40%, 04/10/2028		130	124,978
2.70%, 08/20/2027		1,899	1,856,653
5.00%, 07/15/2027		985	991,156
5.35%, 07/15/2027		1,798	1,815,838
Hyundai Capital America 4.75%, 09/26/2031(a)		1,844	1,828,250
6.375%, 04/08/2030(a)		934	980,961
Lear Corp. 3.80%, 09/15/2027		575	569,878
Toyota Motor Corp. 4.45%, 06/30/2030		1,146	1,147,673
Toyota Motor Credit Corp. Series B 4.05%, 03/13/2029		1,020	1,013,092
4.20%, 01/10/2031		1,013	1,001,373

			20,562,704

Consumer Cyclical - Other – 0.9%
Sekisui House US, Inc. 6.00%, 01/15/2043		2,791	2,560,092

2 AB Sustainable Thematic Credit Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Retailers – 0.2%
CK Hutchison International 23 Ltd. 4.875%, 04/21/2033(a)	U.S.$	404	$405,270

Consumer Non-Cyclical – 14.1%
AbbVie, Inc. 5.50%, 03/15/2064		1,901	1,799,566
5.65%, 03/15/2066		1,034	998,524
Archer-Daniels-Midland Co. 2.90%, 03/01/2032		2,034	1,857,045
Astrazeneca Finance LLC 4.00%, 03/02/2031		1,033	1,013,424
Becton Dickinson & Co. 4.69%, 02/13/2028		1,803	1,809,591
CVS Health Corp. 1.30%, 08/21/2027		271	260,356
4.30%, 03/25/2028		1,716	1,710,148
DH Europe Finance II SARL 2.60%, 11/15/2029		1,863	1,752,603
Eli Lilly & Co. 4.95%, 02/27/2063		1,887	1,642,923
5.10%, 02/09/2064		993	887,649
5.20%, 08/14/2064		1,548	1,403,644
5.60%, 02/12/2065		106	102,535
HCA, Inc. 3.50%, 09/01/2030		520	494,507
5.00%, 03/01/2028		1,794	1,809,326
5.20%, 06/01/2028		1,806	1,830,629
6.10%, 04/01/2064		116	111,926
IQVIA, Inc. 5.70%, 05/15/2028		1,651	1,681,581
6.25%, 02/01/2029		1,185	1,229,856
Kellanova 2.10%, 06/01/2030		1,994	1,816,566
4.30%, 05/15/2028		120	120,084
Merck & Co., Inc. 1.90%, 12/10/2028		1,800	1,702,063
5.15%, 05/17/2063		939	835,311
5.70%, 12/04/2065		653	631,242
Novartis Capital Corp. 4.10%, 03/16/2029		1,433	1,428,845
Pfizer Investment Enterprises Pte. Ltd. 5.34%, 05/19/2063		2,016	1,826,267
Pfizer, Inc. 2.625%, 04/01/2030		2,873	2,692,636
Roche Holdings, Inc. 4.20%, 09/09/2029(a)		1,295	1,291,003

ABFunds.com	AB Sustainable Thematic Credit Portfolio 3

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Sysco Corp. 2.40%, 02/15/2030	U.S.$	2,053	$1,890,287
4.40%, 07/25/2031		265	258,970
Takeda Pharmaceutical Co., Ltd. 2.05%, 03/31/2030		2,029	1,846,775
5.00%, 11/26/2028		1,504	1,522,877

			40,258,759

Other Industrial – 0.6%
CK Hutchison International 16 Ltd. 2.75%, 10/03/2026(a)		1,793	1,780,873

Services – 4.1%
Amazon.com, Inc. 4.10%, 04/13/2062		2,283	1,683,730
4.25%, 08/22/2057		775	598,650
5.45%, 11/20/2055		1,137	1,073,648
6.05%, 03/13/2076		1,166	1,147,009
Global Payments, Inc. 4.55%, 03/15/2028		608	605,650
Mastercard, Inc. 1.90%, 03/15/2031		2,603	2,320,327
3.95%, 02/26/2048		1,443	1,139,266
S&P Global, Inc. 2.95%, 03/01/2029(b)		1,927	1,858,540
4.25%, 05/01/2029		1,364	1,357,264

			11,784,084

Technology – 11.9%
Analog Devices, Inc. 1.70%, 10/01/2028		1,978	1,865,380
2.10%, 10/01/2031		1,008	890,377
Autodesk, Inc. 2.40%, 12/15/2031		2,712	2,389,085
Broadcom, Inc. 2.45%, 02/15/2031		1,448	1,319,067
3.42%, 04/15/2033		110	100,737
4.20%, 10/15/2030		621	613,655
4.75%, 04/15/2029		891	900,747
4.93%, 05/15/2037(a)		2,026	1,972,950
Cisco Systems, Inc. 5.35%, 02/26/2064		1,822	1,677,644
Entegris, Inc. 4.75%, 04/15/2029(a)		1,894	1,881,540
Fidelity National Information Services, Inc. 4.45%, 03/10/2028		309	308,132
Fiserv, Inc. 3.50%, 07/01/2029		1,835	1,763,605

4 AB Sustainable Thematic Credit Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Intel Corp. 1.60%, 08/12/2028	U.S.$	175	$164,324
4.875%, 02/10/2028		1,803	1,814,902
International Business Machines Corp. 1.95%, 05/15/2030		1,545	1,395,984
Jabil, Inc. 3.95%, 01/12/2028		1,139	1,128,448
4.25%, 05/15/2027		853	852,352
Lam Research Corp. 1.90%, 06/15/2030		2,058	1,866,110
Microsoft Corp. 3.04%, 03/17/2062		1,166	696,341
Oracle Corp. 3.25%, 11/15/2027		389	380,564
4.375%, 05/15/2055		106	69,565
5.95%, 09/26/2055		91	76,244
6.10%, 09/26/2065		1,851	1,524,047
6.125%, 08/03/2065		2,205	1,827,679
6.90%, 11/09/2052		277	261,686
RD Michigan Property Owner I LLC 7.50%, 03/30/2045(a)		1,145	1,146,451
Salesforce, Inc. 1.50%, 07/15/2028		1,214	1,140,860
2.70%, 07/15/2041		654	446,124
6.70%, 03/15/2066		2,434	2,443,876
SK hynix, Inc. 6.375%, 01/17/2028(a)		485	500,821
VMware LLC 4.70%, 05/15/2030		529	531,714

			33,951,011

			140,134,697

Financial Institutions – 37.8%
Banking – 24.4%
ABN AMRO Bank NV 2.47%, 12/13/2029(a)		1,800	1,704,654
Ally Financial, Inc. 6.18%, 07/26/2035		1,663	1,686,351
6.99%, 06/13/2029		1,128	1,173,161
8.00%, 11/01/2031		330	366,914
Banco Bilbao Vizcaya Argentaria SA 4.97%, 05/08/2031		400	400,112
6.03%, 03/13/2035		1,000	1,040,803
7.88%, 11/15/2034		600	681,520
Banco Santander SA 6.03%, 01/17/2035		1,000	1,046,296
6.35%, 03/14/2034		1,400	1,476,659
6.92%, 08/08/2033		800	866,980

ABFunds.com	AB Sustainable Thematic Credit Portfolio 5

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Bank of America Corp. 6.20%, 11/10/2028	U.S.$	1,646	$1,689,088
Bank of Ireland Group PLC 5.60%, 03/20/2030(a)		268	274,794
Bank of Nova Scotia (The) 4.59%, 05/04/2037		1,989	1,906,897
Barclays PLC 5.09%, 02/25/2029		968	975,948
5.335%, 09/10/2035		1,295	1,284,398
6.22%, 05/09/2034		858	904,867
6.69%, 09/13/2034		200	216,507
7.12%, 06/27/2034		1,008	1,098,813
BNP Paribas SA 4.625%, 02/25/2031(a)(c)		412	379,153
BPCE SA 3.12%, 10/19/2032(a)		250	221,424
5.39%, 05/28/2031(a)		1,218	1,235,334
5.42%, 01/13/2037(a)		672	656,251
6.29%, 01/14/2036(a)		386	403,507
CaixaBank SA 6.04%, 06/15/2035(a)		977	1,018,186
6.84%, 09/13/2034(a)		388	423,800
Citigroup, Inc. 4.79%, 03/04/2029		1,340	1,346,314
5.83%, 02/13/2035		467	475,224
Citizens Bank NA/Providence RI 4.575%, 08/09/2028		1,859	1,861,186
Credit Agricole SA 4.66%, 01/12/2032(a)		692	682,855
5.22%, 05/27/2031(a)		953	964,196
Danske Bank A/S 4.61%, 10/02/2030(a)		479	476,596
Deutsche Bank AG/New York NY 3.73%, 01/14/2032		462	429,451
3.74%, 01/07/2033		1,253	1,142,670
4.95%, 08/04/2031		154	153,470
5.00%, 09/11/2030		706	708,132
7.08%, 02/10/2034		1,161	1,248,472
HSBC Holdings PLC 3.97%, 05/22/2030		550	538,397
4.62%, 11/06/2031		808	800,245
4.755%, 06/09/2028		1,026	1,028,094
5.13%, 11/19/2028		440	443,457
5.73%, 05/17/2032		1,244	1,287,774
5.74%, 09/10/2036		200	200,808
6.16%, 03/09/2029		200	205,518
6.50%, 05/02/2036		658	697,911
6.50%, 09/15/2037		631	668,341
7.40%, 11/13/2034		376	417,403

6 AB Sustainable Thematic Credit Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

ING Groep NV 4.86%, 03/25/2029	U.S.$	784	$789,217
Series VAR 4.80%, 03/23/2032		860	855,344
Intesa Sanpaolo SpA 4.95%, 06/01/2042(a)		1,868	1,587,778
7.78%, 06/20/2054(a)		913	1,057,720
7.80%, 11/28/2053(a)		200	237,725
JPMorgan Chase & Co. 4.62%, 04/23/2032		1,016	1,011,081
Lloyds Banking Group PLC 4.24%, 02/10/2030		342	338,576
5.09%, 11/26/2028		1,000	1,008,466
6.07%, 06/13/2036		2,001	2,051,710
Mitsubishi UFJ Financial Group, Inc. 4.59%, 04/18/2030		256	255,941
Mizuho Financial Group, Inc. 5.78%, 07/06/2029		1,376	1,412,518
Morgan Stanley 4.24%, 01/09/2030		432	427,530
4.555%, 04/10/2030		1,162	1,158,033
4.99%, 04/12/2029		105	105,874
5.04%, 07/19/2030		253	255,851
Morgan Stanley Bank NA 5.02%, 01/12/2029		309	311,888
5.50%, 05/26/2028		611	617,785
NatWest Group PLC 3.03%, 11/28/2035		268	244,954
3.07%, 05/22/2028		1,881	1,854,018
Santander UK Group Holdings PLC 4.32%, 09/22/2029		1,057	1,048,529
Shinhan Bank Co., Ltd. 4.375%, 04/13/2032(a)		385	375,367
Societe Generale SA 5.40%, 04/10/2037(a)		1,434	1,399,290
7.13%, 01/19/2055(a)		963	996,854
7.37%, 01/10/2053(a)		963	1,021,188
Standard Chartered PLC 4.30%, 01/13/2030(a)		865	856,044
4.53%, 06/05/2032(a)		550	538,134
Svenska Handelsbanken AB 4.75%, 03/01/2031(a)(c)		1,000	950,140
Synchrony Financial 7.25%, 02/02/2033		2,028	2,106,242
UBS Group AG 2.095%, 02/11/2032(a)		255	224,908
3.09%, 05/14/2032(a)		2,037	1,871,830
6.625%, 01/08/2031(a)(c)		343	345,100

ABFunds.com	AB Sustainable Thematic Credit Portfolio 7

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

7.125%, 08/10/2034(a)(c)	U.S.$	256	$261,734
9.25%, 11/13/2028(a)(c)		219	236,701
UniCredit SpA 4.625%, 04/12/2027(a)		377	377,926
5.86%, 06/19/2032(a)		665	669,290
7.30%, 04/02/2034(a)		1,723	1,816,310

			69,586,527

Financial Services – 0.1%
Lincoln Financial Global Funding 4.20%, 01/12/2029(a)		206	203,608

Insurance – 2.8%
Allianz SE 3.20%, 10/30/2027(a)(c)		1,400	1,337,182
6.50%, 10/30/2034(a)(c)		400	400,446
Athene Global Funding 2.67%, 06/07/2031(a)		326	285,305
5.03%, 07/17/2030(a)		960	951,203
5.32%, 11/13/2031(a)		262	260,894
5.38%, 01/07/2030(a)		517	519,822
5.53%, 07/11/2031(a)		479	479,967
5.54%, 08/22/2035(a)		527	517,606
Hartford Insurance Group, Inc. (The) Series ICON 6.04% (CME Term SOFR 3 Month + 2.39%), 02/12/2047(a)(d)		1,201	1,155,840
Principal Life Global Funding II 4.25%, 08/18/2028(a)		796	790,742
5.10%, 01/25/2029(a)		1,072	1,087,140
Zurich Finance Ireland Designated Activity Co. Series E 3.00%, 04/19/2051(a)		200	179,992

			7,966,139

REITs – 10.5%
Boston Properties LP 6.50%, 01/15/2034		1,041	1,097,819
Digital Dutch Finco BV 1.00%, 01/15/2032(a)	EUR	800	799,467
Digital Realty Trust LP 3.70%, 08/15/2027	U.S.$	1,432	1,418,368
4.45%, 07/15/2028		804	802,742
Equinix, Inc. 1.55%, 03/15/2028		3,501	3,324,192
ERP Operating LP 3.00%, 07/01/2029		1,552	1,488,390
3.50%, 03/01/2028		782	770,311

8 AB Sustainable Thematic Credit Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Essex Portfolio LP 3.00%, 01/15/2030	U.S.$	1,936	$1,828,819
4.00%, 03/01/2029		1,180	1,163,698
5.50%, 04/01/2034		83	84,526
Federal Realty OP LP 5.375%, 05/01/2028		1,132	1,148,795
Healthpeak OP LLC 3.00%, 01/15/2030		67	63,126
Highwoods Realty LP 5.35%, 01/15/2033		253	250,344
Kilroy Realty LP 3.05%, 02/15/2030		2,066	1,898,120
Newmark Group, Inc. 7.50%, 01/12/2029		367	386,408
Omega Healthcare Investors, Inc. 4.75%, 01/15/2028		1,805	1,805,834
Prologis LP 1.25%, 10/15/2030		1,633	1,419,283
2.875%, 11/15/2029		2,101	1,995,912
Ventas Realty LP 3.00%, 01/15/2030		1,985	1,873,557
4.00%, 03/01/2028		1,248	1,237,107
Welltower OP LLC 2.80%, 06/01/2031		1,938	1,778,508
3.10%, 01/15/2030		1,469	1,399,448
WP Carey, Inc. 2.45%, 02/01/2032		2,154	1,888,046
4.65%, 07/15/2030		190	189,471

			30,112,291

			107,868,565

Utility – 8.0%
Electric – 7.6%
Consolidated Edison Co. of New York, Inc. 3.70%, 11/15/2059		2,688	1,836,030
Consorcio Transmantaro SA 4.70%, 04/16/2034(a)		890	866,424
Edison International 5.00%, 05/05/2028		133	133,033
5.75%, 06/15/2027		580	584,175
EDP Finance BV 1.71%, 01/24/2028(a)		1,980	1,886,389
Electricite de France SA 6.25%, 04/22/2066(a)		871	844,170
ENEL Finance International NV 5.125%, 06/26/2029(a)		1,080	1,095,056
7.75%, 10/14/2052(a)		1,414	1,670,194
Florida Power & Light Co. 5.30%, 04/01/2053		595	556,463

ABFunds.com	AB Sustainable Thematic Credit Portfolio 9

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

5.60%, 06/15/2054	U.S.$	958	$934,400
5.60%, 02/15/2066		672	641,710
5.80%, 03/15/2065		738	728,593
NextEra Energy Capital Holdings, Inc. 4.80%, 12/01/2077		325	318,934
6.50%, 08/15/2055		1,582	1,642,636
Niagara Mohawk Power Corp. 4.65%, 10/03/2030(a)		1,749	1,744,595
5.29%, 01/17/2034(a)		1,350	1,353,162
Public Service Electric & Gas Co. 3.10%, 03/15/2032		704	647,560
RWE Finance US LLC 5.125%, 09/18/2035(a)		848	825,609
5.875%, 09/18/2055(a)		809	771,150
San Diego Gas & Electric Co. 5.35%, 04/01/2053		1,185	1,095,150
5.55%, 04/15/2054		608	575,841
Series EEEE 5.95%, 03/15/2056		593	590,649
Series WWW 2.95%, 08/15/2051		364	227,660

			21,569,583

Natural Gas – 0.4%
Southern California Gas Co. 5.60%, 04/01/2054		1,278	1,215,231

			22,784,814

Total Corporates - Investment Grade (cost $273,835,333)			270,788,076

CORPORATES - NON-INVESTMENT GRADE – 1.2%
Industrial – 1.2%
Capital Goods – 0.3%
Ball Corp. 6.00%, 06/15/2029		683	694,813

Consumer Cyclical - Automotive – 0.2%
IHO Verwaltungs GmbH 8.00% (8.00% Cash or 8.75% PIK), 11/15/2032(a)(e)		535	552,815

Consumer Cyclical - Other – 0.4%
Taylor Morrison Communities, Inc. 5.75%, 01/15/2028(a)		1,129	1,139,475

10 AB Sustainable Thematic Credit Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Non-Cyclical – 0.3%
CVS Health Corp. 7.00%, 03/10/2055	U.S.$	892	$925,515

Total Corporates - Non-Investment Grade (cost $3,302,042)			3,312,618

SUPRANATIONALS – 0.6%
International Bank for Reconstruction & Development Zero Coupon, 03/31/2027		970	932,444
1.745%, 07/31/2033(b)		300	307,238
Series G 2.41%, 11/02/2040(b)		560	553,911

Total Supranationals (cost $1,834,306)			1,793,593

GOVERNMENTS - SOVEREIGN BONDS – 0.4%
Chile – 0.2%
Chile Electricity Lux MPC SARL 6.01%, 01/20/2033(a)		460	478,519

Ecuador – 0.2%
Amazon Conservation DAC 6.03%, 01/16/2042(a)		316	320,311
GPS Blue Financing DAC 5.645%, 11/09/2041(f)		200	200,134

			520,445

Total Governments - Sovereign Bonds (cost $978,380)			998,964

EMERGING MARKETS - CORPORATE BONDS – 0.1%
Industrial – 0.1%
Energy – 0.1%
ReNew Pvt. Ltd. 5.875%, 03/05/2027(a) (cost $302,082)		300	298,710

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.0%
United States – 0.0%
Metropolitan Transportation Authority Series 2020 5.175%, 11/15/2049 (cost $6,125)		5	4,616

ABFunds.com	AB Sustainable Thematic Credit Portfolio 11

PORTFOLIO OF INVESTMENTS (continued)

		Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.0%
Investment Companies – 1.0%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.50%(g)(h)(i) (cost $2,779,172)		2,779,172	$2,779,172

		Principal Amount (000)
Time Deposits – 0.0%
Citibank, London 0.86%, 05/04/2026 (cost $59,155)	EUR	50	59,155

Total Short-Term Investments (cost $2,838,327)			2,838,327

Total Investments – 98.3% (cost $283,096,595)			280,034,904
Other assets less liabilities – 1.7%			4,861,698

Net Assets – 100.0%			$284,896,602

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	200	June 2026	$22,571,875	$(434,016)
U.S. Long Bond (CBT) Futures	109	June 2026	12,299,969	(411,852)
U.S. T-Note 10 Yr (CBT) Futures	24	June 2026	2,654,250	(64,906)
U.S. Ultra Bond (CBT) Futures	91	June 2026	10,467,844	(238,859)

Sold Contracts
Euro-Bund Futures	4	June 2026	588,515	13,473
U.S. T-Note 2 Yr (CBT) Futures	128	June 2026	26,512,000	226,031
U.S. T-Note 5 Yr (CBT) Futures	77	June 2026	8,303,367	109,891

				$(800,238)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank NA	EUR	309	USD	359	06/10/2026	$(3,937)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At April 30, 2026, the aggregate market value of these securities amounted to $62,630,616 or 21.98% of net assets.

(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at April 30, 2026.

12 AB Sustainable Thematic Credit Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at April 30, 2026.

(e)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at April 30, 2026.

(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.07% of net assets as of April 30, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
GPS Blue Financing DAC 5.645%, 11/09/2041	05/18/2023	$200,597	$200,134	0.07%

(g)	The rate shown represents the 7-day yield as of period end.

(h)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(i)	Affiliated investments.

Currency Abbreviations:

EUR – Euro

USD – United States Dollar

Glossary:

CBT – Chicago Board of Trade

CME – Chicago Mercantile Exchange

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

ABFunds.com	AB Sustainable Thematic Credit Portfolio 13

STATEMENT OF ASSETS & LIABILITIES

April 30, 2026 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $280,317,423)	$277,255,732
Affiliated issuers (cost $2,779,172)	2,779,172
Cash	30
Cash collateral due from broker	1,395,618
Foreign currencies, at value (cost $44)	44
Unaffiliated interest receivable	3,230,122
Receivable for investment securities sold	1,356,749
Receivable for capital stock sold	25,905
Affiliated dividends receivable	10,378
Receivable due from Adviser	691

Total assets	286,054,441

Liabilities
Payable for investment securities purchased	532,864
Dividends payable	203,227
Advisory fee payable	106,138
Administrative fee payable	82,846
Custody and accounting fees payable	59,828
Payable for capital stock redeemed	42,604
Payable for variation margin on futures	14,833
Directors’ fee payable	4,964
Unrealized depreciation on forward currency exchange contracts	3,937
Transfer Agent fee payable	2,972
Distribution fee payable	10
Accrued expenses	103,616

Total liabilities	1,157,839

Net Assets	$284,896,602

Composition of Net Assets
Capital stock, at par	$34,052
Additional paid-in capital	319,351,431
Accumulated loss	(34,488,881)

$284,896,602

Net Asset Value Per Share—30 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$48,488	5,795	$8.37	*

Advisor	$284,848,114	34,045,821	$8.37

*	The maximum offering price per share for Class A shares was $8.74, which reflects a sales charge of 4.25%.

See notes to financial statements.

14 AB Sustainable Thematic Credit Portfolio	ABFunds.com

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2026 (unaudited)

Investment Income
Interest	$6,930,431
Dividends
Affiliated issuers	67,046	$6,997,477

Expenses
Advisory fee (see Note B)	640,653
Transfer agency—Class A	2
Transfer agency—Advisor Class	10,814
Distribution fee—Class A	59
Custody and accounting	57,320
Administrative	54,892
Audit and tax	33,637
Legal	25,063
Registration fees	17,871
Printing	13,906
Directors’ fees	9,611
Miscellaneous	9,956

Total expenses	873,784
Less: expenses waived and reimbursed by the Adviser (see Note B)	(19,492)

Net expenses		854,292

Net investment income		6,143,185

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		(1,186,537)
Forward currency exchange contracts		8,777
Futures		802,217
Foreign currency transactions		(467)
Net change in unrealized appreciation (depreciation) on:
Investments		(3,870,973)
Forward currency exchange contracts		(12,061)
Futures		(1,681,946)
Foreign currency denominated assets and liabilities		3,262

Net loss on investment and foreign currency transactions		(5,937,728)

Net Increase in Net Assets from Operations		$205,457

See notes to financial statements.

ABFunds.com	AB Sustainable Thematic Credit Portfolio 15

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2026 (unaudited)		Year Ended October 31, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income	$6,143,185		$11,496,375
Net realized loss on investment and foreign currency transactions	(376,010)		(10,971,099)
Net change in unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities	(5,561,718)		16,222,076

Net increase in net assets from operations	205,457		16,747,352
Distributions to Shareholders
Class A	(974)		(1,344)
Advisor Class	(6,182,610)		(11,188,023)
Return of Capital
Class A	– 0	–	(39)
Advisor Class	– 0	–	(324,739)
Capital Stock Transactions
Net increase	4,746,527		24,636,194

Total increase (decrease)	(1,231,600)		29,869,401
Net Assets
Beginning of period	286,128,202		256,258,801

End of period	$284,896,602		$286,128,202

See notes to financial statements.

16 AB Sustainable Thematic Credit Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS

April 30, 2026 (unaudited)

NOTE A

Significant Accounting Policies

AB Bond Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of six portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Sustainable Thematic Credit Portfolio (the “Fund”), a diversified portfolio. The Fund has authorized the issuance of Class A, Class C, Advisor Class, Class R, Class K, Class I, Class Z, Class T, Class 1 and Class 2 shares. Class C, Class R, Class K, Class I, Class Z, Class T, Class 1 and Class 2 shares have not been issued as of April 30, 2026. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All 10 classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price

ABFunds.com	AB Sustainable Thematic Credit Portfolio 17

NOTES TO FINANCIAL STATEMENTS (continued)

at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed options are generally valued using market-based inputs, such as last traded prices, closing bid and ask prices, or settlement prices, as applicable; over-the-counter (“OTC”) options, including flexible exchange-traded options (“Flex Options”), are typically recorded at transaction price on the trade date and thereafter valued using models that consider the terms of the option and/or relevant market inputs, as applicable; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including

18 AB Sustainable Thematic Credit Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly

ABFunds.com	AB Sustainable Thematic Credit Portfolio 19

NOTES TO FINANCIAL STATEMENTS (continued)

traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2026:

Investments in Securities	Level 1			Level 2		Level 3			Total
Assets:
Corporates – Investment Grade	$	– 0	–	$270,788,076		$	– 0	–	$270,788,076
Corporates – Non-Investment Grade		– 0	–	3,312,618			– 0	–	3,312,618
Supranationals		– 0	–	1,793,593			– 0	–	1,793,593
Governments – Sovereign Bonds		– 0	–	998,964			– 0	–	998,964
Emerging Markets – Corporate Bonds		– 0	–	298,710			– 0	–	298,710
Local Governments – US Municipal Bonds		– 0	–	4,616			– 0	–	4,616
Short-Term Investments:
Investment Companies		2,779,172		– 0	–		– 0	–	2,779,172
Time Deposits		59,155		– 0	–		– 0	–	59,155

Total Investments in Securities		2,838,327		277,196,577			– 0	–	280,034,904
Other Financial Instruments*:
Assets
Futures		349,395		– 0	–		– 0	–	349,395	†
Liabilities
Futures		(1,149,633)		– 0	–		– 0	–	(1,149,633	)†
Forward Currency Exchange Contracts		– 0	–	(3,937)			– 0	–	(3,937)

Total		$2,038,089		$277,192,640		$	– 0	–	$279,230,729

*

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

†

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

20 AB Sustainable Thematic Credit Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received

ABFunds.com	AB Sustainable Thematic Credit Portfolio 21

NOTES TO FINANCIAL STATEMENTS (continued)

from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

22 AB Sustainable Thematic Credit Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .45% of the first $2.5 billion, .40% of the next $2.5 billion and .35% in excess of $5 billion of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating (excluding acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annual basis (the “Expense Caps”), to .85% and .60% of the daily average net assets for Class A and Advisor Class, respectively. For the six months ended April 30, 2026, such reimbursements/waivers amounted to $15,800. The Expense Caps may not be terminated by the Adviser before January 31, 2027.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended April 30, 2026, the reimbursement for such services amounted to $54,892.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $9,000 for the six months ended April 30, 2026.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $0 from the sale of Class A shares and received no contingent deferred sales charges imposed upon redemptions by shareholders of Class A shares, for the six months ended April 30, 2026.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by

ABFunds.com	AB Sustainable Thematic Credit Portfolio 23

NOTES TO FINANCIAL STATEMENTS (continued)

the Fund as an acquired fund fee and expense. For the six months ended April 30, 2026, such waiver amounted to $3,692.

A summary of the Fund’s transactions in AB mutual funds for the six months ended April 30, 2026 is as follows:

Fund	Market Value 10/31/25 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 4/30/26 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$3,241	$74,692	$75,154	$2,779	$67

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .25% of the Fund’s average daily net assets attributable to Class A shares. There are no distribution and servicing fees on the Advisor Class. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2026, were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$192,042,476		$190,278,460
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$1,890,654
Gross unrealized depreciation	(5,756,520)

Net unrealized depreciation	$(3,865,866)

24 AB Sustainable Thematic Credit Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended April 30, 2026, the Fund held forward currency exchange contracts for hedging purposes.

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund

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NOTES TO FINANCIAL STATEMENTS (continued)

agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended April 30, 2026, the Fund held futures for hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

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NOTES TO FINANCIAL STATEMENTS (continued)

During the six months ended April 30, 2026, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on futures	$349,395	*	Payable for variation margin on futures	$1,149,633	*

Foreign currency contracts				Unrealized depreciation on forward currency exchange contracts	3,937

Total		$349,395			$1,153,570

*

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain/(loss) on futures; Net change in unrealized appreciation (depreciation) on futures	$802,217	$(1,681,946)

Foreign currency contracts	Net realized gain/(loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) on forward currency exchange contracts	8,777	(12,061)

Total		$810,994	$(1,694,007)

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended April 30, 2026:

Forward Currency Exchange Contracts:
Average principal amount of sale contracts	$367,070
Futures:
Average notional amount of buy contracts	$42,172,614
Average notional amount of sale contracts	$37,744,176

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NOTES TO FINANCIAL STATEMENTS (continued)

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of April 30, 2026. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
JPMorgan Chase Bank NA	$3,937	$	– 0	–	$	– 0	–	$	– 0	–	$3,937

Total	$3,937	$	– 0	–	$	– 0	–	$	– 0	–	$3,937	^

*	The actual collateral received/pledged may be more than the amount reported due to overcollateralization.

^

Net amount represents the net receivable (payable) that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE E

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Six Months Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025

Class A
Shares sold	353	1,606	$3,000	$13,575

Shares issued in reinvestment of dividends	57	110	479	928

Net increase	410	1,716	$3,479	$14,503

Advisor Class
Shares sold	3,795,325	7,609,221	$32,238,046	$63,624,778

Shares issued in reinvestment of dividends	582,598	1,130,218	4,936,450	9,488,910

Shares redeemed	(3,824,986)	(5,788,949)	(32,431,448)	(48,491,997)

Net increase	552,937	2,950,490	$4,743,048	$24,621,691

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, changing interest rate levels, the imposition of new or additional tariffs, and regional and global conflicts, that affect large portions of the market.

ESG Risk—Applying ESG and sustainability criteria to the investment process may exclude securities of certain issuers for non-investment reasons and, therefore, the Fund may forgo some market opportunities available to funds that do not use ESG or sustainability criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the Fund’s performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. Furthermore, ESG and sustainability criteria are not uniformly defined, and the Fund’s ESG and sustainability criteria may differ from those used by other funds. In addition, in evaluating an investment, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG and sustainability factors relevant to a particular investment.

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NOTES TO FINANCIAL STATEMENTS (continued)

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to factors such as specific corporate developments, interest rate sensitivity and negative perceptions of the junk bond market generally, and may be more difficult to trade than other types of securities.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities. The Fund may invest in inflation-indexed securities, the value of which may be vulnerable to changes in expectations of inflation or interest rates.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

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NOTES TO FINANCIAL STATEMENTS (continued)

Emerging Market Risk—Investments in emerging market countries may have more risks than investments in other foreign countries because the markets are less developed, less liquid and are subject to increased potential for market manipulation and economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns. Emerging market currencies may be more volatile and less liquid, and subject to significantly greater risk of currency controls and convertibility restrictions, than currencies of developed countries.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

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NOTES TO FINANCIAL STATEMENTS (continued)

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Joint Credit Facility

A number of open-end mutual funds and ETFs managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, which will expire on June 23, 2026. A commitment fee of 0.15% per annum of the Facility amount is allocated among the participating funds. The portion of the commitment fee allocated to the ETFs is paid by the Adviser pursuant to the ETFs’ unitary fee structure. The Fund did not utilize the Facility during the six months ended April 30, 2026.

NOTE H

Distributions to Shareholders

The tax character of distributions paid for the year ending October 31, 2026 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended October 31, 2025 and October 31, 2024 were as follows:

	2025	2024
Distributions paid from:
Ordinary income	$11,189,367	$9,797,054
Return of Capital	324,778	– 0	–

Total taxable distributions paid	$11,514,145	$9,797,054

As of October 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(29,112,948	)(a)
Unrealized appreciation (depreciation)	732,630	(b)

Total accumulated earnings (deficit)	$(28,380,318	)(c)

(a)	As of October 31, 2025, the Fund had a net capital loss carryforward of $29,112,948.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains (losses) on certain derivative instruments, the tax treatment of callable bonds, and the tax deferral of losses on wash sales.

(c)	The difference between book-basis and tax-basis components of accumulated earnings (deficit) are attributable primarily to dividends payable.

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NOTES TO FINANCIAL STATEMENTS (continued)

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of October 31, 2025, the Fund had a net short-term capital loss carryforward of $2,707,023 and a net long-term capital loss carryforward of $26,405,925, which may be carried forward for an indefinite period.

NOTE I

Subsequent Events

Effective June 23, 2026, the revolving credit facility was increased from $325 million to $380 million.

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no other material events that would require disclosure in the Fund’s financial statements through this date.

ABFunds.com	AB Sustainable Thematic Credit Portfolio 33

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended April 30, 2026 (unaudited)	Year Ended October 31,	May 10, 2021(a) to October 31, 2021
2025	2024	2023	2022

Net asset value, beginning of period	$ 8.54	$ 8.39	$ 7.65	$ 7.74	$ 10.12	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.17	.34	.31	.26	.18	.07

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.17)	.15	.74	(.06)	(2.32)	.13

Net increase (decrease) in net asset value from operations	.00	(d)	.49	1.05	.20	(2.14)	.20

Less: Dividends and Distributions

Dividends from net investment income	(.17)	(.33)	(.31)	(.29)	(.23)	(.08)

Distributions from net realized gain on investment and foreign currency transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.01)	– 0	–

Return of Capital	– 0	–	(.01)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.17)	(.34)	(.31)	(.29)	(.24)	(.08)

Net asset value, end of period	$ 8.37	$ 8.54	$ 8.39	$ 7.65	$ 7.74	$ 10.12

Total Return

Total investment return based on net asset value(e)	.02%	5.97%	13.83%	2.42%	(21.48)%	2.00%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$49	$46	$31	$59	$58	$74

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(f)	.85	%(g)	.85%	.85%	.85%	.85%	.85	%(g)

Expenses, before waivers/ reimbursements(f)	.86	%(g)	.89%	.89%	.92%	.97%	1.14	%(g)

Net investment income(c)	4.07	%(g)	4.04%	3.70%	3.20%	2.04%	1.47	%(g)

Portfolio turnover rate	68%	116%	46%	30%	25%	31%

See footnote summary on page 36.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Six Months Ended April 30, 2026 (unaudited)	Year Ended October 31,	May 10, 2021(a) to October 31, 2021
2025	2024	2023	2022

Net asset value, beginning of period	$ 8.54	$ 8.39	$ 7.65	$ 7.74	$ 10.12	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.18	.36	.33	.28	.21	.08

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.17)	.15	.74	(.06)	(2.33)	.13

Net increase (decrease) in net asset value from operations	.01	.51	1.07	.22	(2.12)	.21

Less: Dividends and Distributions

Dividends from net investment income	(.18)	(.35)	(.33)	(.31)	(.25)	(.09)

Distributions from net realized gain on investment and foreign currency transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.01)	– 0	–

Return of Capital	– 0	–	(.01)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.18)	(.36)	(.33)	(.31)	(.26)	(.09)

Net asset value, end of period	$ 8.37	$ 8.54	$ 8.39	$ 7.65	$ 7.74	$ 10.12

Total Return

Total investment return based on net asset value(e)	.14%	6.22%	14.12%	2.67%	(21.29)%	2.12%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$284,848	$286,082	$256,228	$213,281	$177,086	$169,185

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(f)	.60	%(g)	.60%	.60%	.60%	.60%	.60	%(g)

Expenses, before waivers/ reimbursements(f)	.61	%(g)	.63%	.64%	.67%	.72%	.93	%(g)

Net investment income(c)	4.32	%(g)	4.27%	3.97%	3.46%	2.31%	1.69	%(g)

Portfolio turnover rate	68%	116%	46%	30%	25%	31%

See footnote summary on page 36.

ABFunds.com	AB Sustainable Thematic Credit Portfolio 35

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of expenses waived/reimbursed by the Adviser.

(d)	Amount is less than $.005.

(e)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(f)	The expense ratios presented below exclude interest expense:

	Six Months Ended April 30, 2026 (unaudited)(g)	Year Ended October 31,				May 10, 2021(a) to October 31, 2021(g)
		2025	2024	2023	2022
Class A
Net of waivers/reimbursements	.85%	.85%	.85%	.85%	.85%	.85%
Before waivers/reimbursements	.86%	.89%	.89%	.92%	.97%	1.14%
Advisor Class
Net of waivers/reimbursements	.60%	.60%	.60%	.60%	.60%	.60%
Before waivers/reimbursements	.61%	.63%	.64%	.67%	.72%	.93%

(g)	Annualized.

See	notes to financial statements.

36 AB Sustainable Thematic Credit Portfolio	ABFunds.com

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Bond Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Sustainable Thematic Credit Portfolio (the “Fund”) at a meeting held in-person on August 5-6, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment

ABFunds.com	AB Sustainable Thematic Credit Portfolio 37

research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and may from time to time propose changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information for this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to the subsidiaries that provide transfer agency and distribution services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that that Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; and transfer agency fees paid by the Fund to a wholly

38 AB Sustainable Thematic Credit Portfolio	ABFunds.com

owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1- and 3-year periods ended May 31, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. The directors discussed with the Adviser the reasons for the Fund’s underperformance in the periods reviewed and determined to continue to monitor the Fund’s performance closely.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was equal to the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and

ABFunds.com	AB Sustainable Thematic Credit Portfolio 39

sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view the expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was equal to the median of a peer group and above the median of a peer universe. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect

40 AB Sustainable Thematic Credit Portfolio	ABFunds.com

a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

ABFunds.com	AB Sustainable Thematic Credit Portfolio 41

NOTES

42 AB Sustainable Thematic Credit Portfolio	ABFunds.com

NOTES

ABFunds.com	AB Sustainable Thematic Credit Portfolio 43

NOTES

44 AB Sustainable Thematic Credit Portfolio	ABFunds.com

AB SUSTAINABLE THEMATIC CREDIT PORTFOLIO

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

STC-0152-0426

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

There were no shareholder meetings during the reporting period.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the registrant.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant.

ITEM 19.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Bond Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	June 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	June 26, 2026

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date:	June 26, 2026